Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Property and Equipment, including Assets Held under Capital Lease

Property and equipment as of March 31, 2013 and December 31, 2012 including assets held under capital lease, consists of the following:

	March 31, 2013	December 31, 2012
Computer and equipment	$103,858	$103,858
Furniture and office equipment	145,499	145,499
Laboratory equipment	1,779,188	1,779,188
Capital lease equipment	155,520	155,520
Leaseholds	73,060	73,060

	2,257,125	2,257,125
Less: Accumulated depreciation	(1,059,688)	(1,012,100)

	$1,197,437	$1,245,025

Property and equipment as of December 31, 2012 and 2011, including assets held under capital lease, consists of the following:

	2012	2011
Computer and equipment	$103,858	$135,003
Furniture and office equipment	145,499	312,684
Laboratory equipment	1,779,188	3,198,697
Capital lease equipment	155,520	279,277
Leaseholds	73,060	305,109

	2,257,125	4,230,771
Less: Accumulated depreciation	(1,012,100)	(2,213,501)

	$1,245,025	$2,017,270